Fair Value Measurements And Disclosure (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements And Disclosure
Long-Term Debt And Other Financial Instruments
	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Notes and debentures	$69,578	$81,310	$64,514	$73,738
Bank borrowings	1	1	-	-
Investment securities	2,218	2,218	2,092	2,092

Fair Value Leveling
	December 31, 2012
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$873	$-	$-	$873
International equities	469	-	-	469
Fixed income bonds	-	837	-	837
Asset Derivatives[1]
Interest rate swaps	-	287	-	287
Cross-currency swaps	-	752	-	752
Foreign exchange contracts	-	1	-	1
Liability Derivatives[1]
Cross-currency swaps	-	(672)	-	(672)

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$947	$-	$-	$947
International equities	495	-	-	495
Fixed income bonds	-	562	-	562
Asset Derivatives[1]
Interest rate swaps	-	521	-	521
Cross-currency swaps	-	144	-	144
Foreign exchange contracts	-	2	-	2
Liability Derivatives[1]
Cross-currency swaps	-	(820)	-	(820)
Interest rate locks	-	(173)	-	(173)
Foreign exchange contracts	-	(9)	-	(9)
[1]	Derivatives designated as hedging instruments are reflected as other assets, other liabilities and, for a portion of interest rate swaps, other current assets.

Notional Amount Of Outstanding Derivative Positions
	2012	2011
Interest rate swaps	$3,000	$8,800
Cross-currency swaps	12,071	7,502
Interest rate locks	-	800
Foreign exchange contracts	51	207
Total	$15,122	$17,309

Effect Of Derivatives On The Consolidated Statements Of Income
Following is the related hedged items affecting our financial position and performance:

Effect of Derivatives on the Consolidated Statements of Income
Fair Value Hedging Relationships
For the years ended December 31,	2012	2011	2010
Interest rate swaps (Interest expense):
Gain (Loss) on interest rate swaps	$(179)	$10	$125
Gain (Loss) on long-term debt	179	(10)	(125)

Cash Flow Hedging Relationships
For the year ended December 31,	2012	2011	2010
Cross-currency swaps:
Gain (Loss) recognized in accumulated OCI	$432	$(219)	$(201)

Interest rate locks:
Gain (Loss) recognized in accumulated OCI	-	(167)	(320)
Interest income (expense) reclassified from accumulated OCI into income	(43)	(23)	(19)

Foreign exchange contracts:
Gain (Loss) recognized in accumulated OCI	5	(10)	5